Strategic investments	12 Months Ended
Dec. 31, 2020
Strategic investments
Strategic investments

10.Strategic investments

	December 31,	December 31,
	2020	2019
	$	$
Beauce Gold Fields (“BGF”) shares – level 1	123,095	133,354
HPQ Silicon Resources Inc. (“HPQ”) shares - level 1	16,489,220	1,476,000
HPQ warrants – level 3	23,379,435	—
	39,991,750	1,609,354

The change in the strategic investments is summarized as follows:

	(“BGF”) shares – level 1		(“HPQ”) shares - level 1		HPQ warrants – level 3
	Quantity	$	Quantity	$	Quantity	$
Balance, December 31, 2018	1,025,794	102,579	21,350,000	1,281,000	18,750,000	310,537
Disposed	—	—	(2,900,000)	(261,000)	—	—
Expired	—	—	—	—	(1,000,000)	—
Change in the fair value	—	30,775	—	456,000	—	(310,537)
Balance, December 31, 2019	1,025,794	133,354	18,450,000	1,476,000	17,750,000	—
Additions	—	—	7,887,000	3,395,742	5,200,000	560,000
Received in lieu of payment of services rendered	—	—	4,394,600	395,514	4,394,600	—
Exercised	—	—	1,500,000	540,000	(1,500,000)	(337,500)
Disposed	—	—	(17,241,400)	(10,798,056)	—	—
Change in the fair value	—	(10,259)	—	21,480,020	—	23,156,935
Balance, December 31, 2020	1,025,794	123,095	14,990,200	16,489,220	25,844,600	23,379,435

The Company owns 11.55% on a fully diluted basis of HPQ as at December 31, 2020 (2019 – 11.51%) and has other business transactions with this entity– see note 11.

The following table sets out the details and activity of the HPQ warrants:

	Number of			Number of
	warrants			warrants
					Exercise
Expiry date	Dec. 31, 2019	Additions	Exercised	Dec. 31, 2020	price ($)
21-Nov-20	1,500,000	—	(1,500,000)	—	0.15
21-Aug-21	16,250,000	—	—	16,250,000	0.17
29-Apr-23	—	1,200,000	—	1,200,000	0.10
02-Jun-23	—	4,394,600	—	4,394,600	0.10
03-Sep-23	—	4,000,000	—	4,000,000	0.61
	17,750,000	9,594,600	(1,500,000)	25,844,600

1,200,000 common shares and 1,200,000 warrants of HPQ were purchased in cash for an amount of $60,000 in April 2020.

4,394,600 common shares of HPQ and 4,394,600 warrants of HPQ were received in May 2020 to settle trade receivables from HPQ in the amount of $395,414. At the transaction date, this non-monetary transaction was measured at the fair value of the trade receivables.

4,000,000 common shares and 4,000,000 warrants were purchased in cash for an amount of $2,400,000 in September 2020.

In 2020, 2,687,000 common shares of HPQ were purchased in cash for an amount of $1,495,742 and 16,429,400 common shares of HPQ were disposed for an amount of $10,798,056 The disposal of the common shares of HPQ in 2020 has resulted in a realized gain of $6,773,512. As at December 31, 2020, an amount of $892,609 in included in accounts receivable (see note 7).

1,500,000 HPQ warrants were exercised in cash for an amount of $202,500 in December 2020.

In 2019, 1,000,000 warrants of HPQ expired unexercised.

At inception, the fair value of the HPQ warrants purchased in 2020 was measured using the Black-Scholes option pricing model using the following assumptions:

Number of warrants	1,200,000	4,394,600	4,000,000
Date of issuance	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	0.04	1.05	1.05
Risk free interest rate (%)	0.30	0.20	0.20
Expected volatility (%)	97.45	114.80	112.52
Expected dividend yield	0	0	0
Contractual remaining life (number of months)	36	29	32

As at December 31, 2020, the fair value of the HPQ warrants was measured using the Black-Scholes option pricing model using the following assumptions:

Number of warrants	16,250,000	1,200,000	4,394,600	4,000,000
Date of issuance	Dec. 21,2018	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.17	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	1.05	1.05	1.05	1.05
Risk free interest rate (%)	0.20	0.20	0.20	0.20
Expected volatility (%)	145.03	115.30	114.80	112.52
Expected dividend yield	0	0	0	0
Contractual remaining life (number of months)	8	28	29	32

As at December 31, 2020, a gain from initial recognition of the warrants of $859,998  ($24,017 – 2019) has been deferred off balance sheet until realised.